Quarterly Holdings Report
for

Strategic Advisers® Value Fund

Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public

August 31, 2020

SUF-QTLY-1020
1.912901.110

Schedule of Investments August 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.7%
	Shares	Value
COMMUNICATION SERVICES - 6.8%
Diversified Telecommunication Services - 4.0%
AT&T, Inc.	4,629,400	$138,002,414
Verizon Communications, Inc.	3,332,090	197,492,974
		335,495,388
Entertainment - 0.2%
Electronic Arts, Inc. (a)	120,400	16,792,188
Interactive Media & Services - 0.4%
Alphabet, Inc.:
Class A (a)	8,769	14,289,349
Class C (a)	4,573	7,473,105
Twitter, Inc. (a)	247,000	10,023,260
		31,785,714
Media - 2.0%
Charter Communications, Inc. Class A (a)	19,436	11,964,996
Comcast Corp. Class A	2,433,477	109,044,104
Discovery Communications, Inc.:
Class A (a)(b)	63,100	1,392,302
Class C (non-vtg.) (a)	301,246	6,015,883
DISH Network Corp. Class A (a)	224,695	7,981,166
Fox Corp. Class A	132,200	3,683,092
Interpublic Group of Companies, Inc.	133,770	2,375,755
Nexstar Broadcasting Group, Inc. Class A	91,251	8,761,009
Omnicom Group, Inc.	89,719	4,852,901
Tegna, Inc.	471,200	5,899,424
ViacomCBS, Inc. Class B	458,687	12,774,433
		174,745,065
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc.	132,124	15,416,228

TOTAL COMMUNICATION SERVICES		574,234,583

CONSUMER DISCRETIONARY - 7.0%
Auto Components - 0.6%
BorgWarner, Inc.	391,316	15,883,516
Cooper Tire & Rubber Co.	265,127	9,165,440
Gentex Corp.	98,267	2,658,122
Lear Corp.	173,755	19,795,907
The Goodyear Tire & Rubber Co.	685,300	6,575,454
		54,078,439
Automobiles - 0.8%
Ford Motor Co.	2,865,900	19,545,438
General Motors Co.	1,186,424	35,153,743
Harley-Davidson, Inc.	490,921	13,603,421
		68,302,602
Distributors - 0.2%
Genuine Parts Co.	59,853	5,652,517
LKQ Corp. (a)	229,176	7,274,046
		12,926,563
Hotels, Restaurants & Leisure - 0.4%
Brinker International, Inc.	236,800	10,665,472
Hyatt Hotels Corp. Class A	14,179	800,972
Las Vegas Sands Corp.	129,438	6,563,801
Royal Caribbean Cruises Ltd.	94,500	6,505,380
Wyndham Destinations, Inc.	228,000	6,609,720
Wyndham Hotels & Resorts, Inc.	35,658	1,867,053
		33,012,398
Household Durables - 1.5%
D.R. Horton, Inc.	151,979	10,846,741
Lennar Corp.:
Class A	350,361	26,214,010
Class B	6,200	367,660
Mohawk Industries, Inc. (a)	90,520	8,357,712
Newell Brands, Inc.	432,235	6,907,115
PulteGroup, Inc.	615,307	27,436,539
Sony Corp. sponsored ADR	179,000	14,076,560
Toll Brothers, Inc.	19,200	810,624
Whirlpool Corp.	174,522	31,016,050
		126,033,011
Internet & Direct Marketing Retail - 0.7%
eBay, Inc.	841,000	46,069,980
The Booking Holdings, Inc. (a)	4,739	9,053,623
		55,123,603
Leisure Products - 0.0%
Brunswick Corp.	30,500	1,887,645
Multiline Retail - 0.7%
Big Lots, Inc.	160,800	7,581,720
Dillard's, Inc. Class A (b)	109,300	3,301,953
Kohl's Corp.	496,032	10,595,244
Macy's, Inc. (b)	348,100	2,426,257
Nordstrom, Inc. (b)	207,419	3,318,704
Target Corp.	230,200	34,808,542
		62,032,420
Specialty Retail - 1.9%
Advance Auto Parts, Inc.	27,500	4,298,525
AutoZone, Inc. (a)	31,306	37,451,681
Best Buy Co., Inc.	487,414	54,059,087
Dick's Sporting Goods, Inc.	233,200	12,620,784
Lowe's Companies, Inc.	35,321	5,817,015
Murphy U.S.A., Inc. (a)	52,406	7,067,473
Penske Automotive Group, Inc.	177,500	8,372,675
Sleep Number Corp. (a)	162,100	7,780,800
The Home Depot, Inc.	29,959	8,539,513
The ODP Corp.	57,980	1,355,572
TJX Companies, Inc.	86,505	4,739,609
Williams-Sonoma, Inc.	59,653	5,235,147
		157,337,881
Textiles, Apparel & Luxury Goods - 0.2%
Columbia Sportswear Co.	76,547	6,550,127
Deckers Outdoor Corp. (a)	4,300	876,641
Hanesbrands, Inc.	73,900	1,129,931
Ralph Lauren Corp.	66,612	4,584,904
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	55,200	1,647,720
Tapestry, Inc.	163,435	2,407,398
		17,196,721

TOTAL CONSUMER DISCRETIONARY		587,931,283

CONSUMER STAPLES - 5.0%
Beverages - 0.4%
Coca-Cola European Partners PLC	101,142	4,163,005
Keurig Dr. Pepper, Inc.	180,734	5,391,295
Molson Coors Beverage Co. Class B	365,600	13,761,184
The Coca-Cola Co.	226,000	11,193,780
		34,509,264
Food & Staples Retailing - 1.2%
Kroger Co.	1,526,385	54,461,417
Sysco Corp.	67,678	4,070,155
Walgreens Boots Alliance, Inc.	1,094,123	41,598,556
		100,130,128
Food Products - 2.1%
Archer Daniels Midland Co.	229,500	10,272,420
Bunge Ltd.	21,300	971,706
Conagra Brands, Inc.	719,100	27,584,676
Ingredion, Inc.	201,900	16,240,836
Kellogg Co.	140,559	9,967,039
Pilgrim's Pride Corp. (a)	171,200	2,739,200
Post Holdings, Inc. (a)	108,614	9,560,204
The J.M. Smucker Co.	286,945	34,485,050
The Kraft Heinz Co.	1,029,600	36,077,184
Tyson Foods, Inc. Class A	519,012	32,593,954
		180,492,269
Household Products - 0.7%
Energizer Holdings, Inc.	208,803	9,665,491
Kimberly-Clark Corp.	91,202	14,388,028
Procter & Gamble Co.	224,758	31,090,774
		55,144,293
Personal Products - 0.0%
Coty, Inc. Class A	577,186	2,066,326
Tobacco - 0.6%
Philip Morris International, Inc.	641,349	51,173,237

TOTAL CONSUMER STAPLES		423,515,517

ENERGY - 3.5%
Oil, Gas & Consumable Fuels - 3.5%
Cabot Oil & Gas Corp.	825,108	15,652,299
Cheniere Energy, Inc. (a)	38,500	2,003,925
Chevron Corp.	900,367	75,567,802
Concho Resources, Inc.	75,900	3,945,282
ConocoPhillips Co.	897,938	34,022,871
Diamondback Energy, Inc.	70,196	2,734,836
EQT Corp.	343,383	5,449,488
Equitrans Midstream Corp.	621,671	6,390,778
Kinder Morgan, Inc.	1,456,406	20,127,531
Marathon Petroleum Corp.	771,902	27,371,645
Parsley Energy, Inc. Class A	274,815	2,954,261
PBF Energy, Inc. Class A	387,600	3,317,856
Phillips 66 Co.	632,694	36,993,618
Pioneer Natural Resources Co.	106,000	11,016,580
Royal Dutch Shell PLC Class A sponsored ADR (b)	74,178	2,201,603
The Williams Companies, Inc.	717,709	14,899,639
Valero Energy Corp.	514,328	27,048,510
		291,698,524
FINANCIALS - 21.6%
Banks - 9.7%
Bank of America Corp.	8,201,665	211,110,857
BOK Financial Corp.	69,000	3,873,660
CIT Group, Inc.	251,200	4,941,104
Citigroup, Inc.	2,274,231	116,258,689
Citizens Financial Group, Inc.	896,652	23,196,387
Commerce Bancshares, Inc.	150,161	8,945,091
Cullen/Frost Bankers, Inc.	85,168	5,915,769
East West Bancorp, Inc.	190,600	7,010,268
Fifth Third Bancorp	1,429,082	29,524,834
First Republic Bank	29,548	3,336,265
Huntington Bancshares, Inc.	392,068	3,689,360
JPMorgan Chase & Co.	2,172,107	217,623,400
KeyCorp	928,900	11,444,048
M&T Bank Corp.	110,643	11,424,996
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	990,000	4,138,200
PNC Financial Services Group, Inc.	556,723	61,907,598
Regions Financial Corp.	2,173,800	25,129,128
Signature Bank	21,465	2,082,749
SVB Financial Group (a)	21,300	5,439,594
Truist Financial Corp.	826,472	32,075,378
U.S. Bancorp	256,687	9,343,407
Wells Fargo & Co.	925,151	22,342,397
		820,753,179
Capital Markets - 4.1%
Ameriprise Financial, Inc.	372,973	58,482,166
Bank of New York Mellon Corp.	379,625	14,038,533
BlackRock, Inc. Class A	63,977	38,014,494
Charles Schwab Corp.	896,692	31,859,467
Eaton Vance Corp. (non-vtg.)	45,900	1,882,818
Goldman Sachs Group, Inc.	192,225	39,381,136
Invesco Ltd.	150,865	1,538,823
LPL Financial	33,335	2,738,804
Morgan Stanley	1,451,851	75,873,733
Northern Trust Corp.	185,954	15,227,773
Raymond James Financial, Inc.	57,222	4,332,850
SEI Investments Co.	59,652	3,123,379
State Street Corp.	536,900	36,557,521
T. Rowe Price Group, Inc.	170,806	23,777,903
		346,829,400
Consumer Finance - 1.5%
American Express Co.	445,220	45,229,900
Capital One Financial Corp.	831,903	57,426,264
Credit Acceptance Corp. (a)(b)	7,787	3,012,012
Discover Financial Services	340,900	18,094,972
Navient Corp.	619,200	5,628,528
		129,391,676
Diversified Financial Services - 0.8%
Berkshire Hathaway, Inc. Class B (a)	244,579	53,328,005
Equitable Holdings, Inc.	191,800	4,064,242
Jefferies Financial Group, Inc.	123,918	2,173,522
Voya Financial, Inc.	61,007	3,166,873
		62,732,642
Insurance - 5.3%
AFLAC, Inc.	672,083	24,410,055
Alleghany Corp.	10,299	5,711,413
Allstate Corp.	487,215	45,310,995
American Financial Group, Inc.	97,800	6,537,930
American International Group, Inc.	445,463	12,980,792
Arch Capital Group Ltd. (a)	166,800	5,260,872
Assurant, Inc.	24,700	3,002,532
Assured Guaranty Ltd.	208,100	4,463,745
Axis Capital Holdings Ltd.	163,800	7,823,088
Chubb Ltd.	407,623	50,952,875
Cincinnati Financial Corp.	11,979	951,252
CNA Financial Corp.	39,000	1,254,630
Everest Re Group Ltd.	102,607	22,581,749
Fairfax Financial Holdings Ltd.	19,292	5,953,266
First American Financial Corp.	43,000	2,260,510
Globe Life, Inc.	97,482	8,040,315
Hartford Financial Services Group, Inc.	455,977	18,444,270
Kemper Corp.	10,000	776,600
Lincoln National Corp.	531,900	19,174,995
Loews Corp.	703,668	25,233,534
Markel Corp. (a)	5,762	6,262,314
Marsh & McLennan Companies, Inc.	103,066	11,843,314
MetLife, Inc.	897,616	34,522,311
Old Republic International Corp.	89,000	1,433,790
Primerica, Inc.	15,700	1,960,145
Principal Financial Group, Inc.	58,100	2,446,591
Progressive Corp.	351,495	33,406,085
Prudential Financial, Inc.	420,508	28,497,827
RenaissanceRe Holdings Ltd.	16,452	3,022,890
The Travelers Companies, Inc.	355,595	41,263,244
Unum Group	383,000	7,077,840
W.R. Berkley Corp.	63,415	3,934,901
		446,796,670
Mortgage Real Estate Investment Trusts - 0.1%
Annaly Capital Management, Inc.	1,012,900	7,444,815
Thrifts & Mortgage Finance - 0.1%
New York Community Bancorp, Inc.	192,398	1,741,202
Radian Group, Inc.	448,300	6,921,752
		8,662,954

TOTAL FINANCIALS		1,822,611,336

HEALTH CARE - 16.1%
Biotechnology - 3.5%
AbbVie, Inc.	407,348	39,011,718
Alexion Pharmaceuticals, Inc. (a)	293,400	33,512,148
Amgen, Inc.	495,980	125,641,654
Biogen, Inc. (a)	147,600	42,455,664
Gilead Sciences, Inc.	824,868	55,059,939
		295,681,123
Health Care Equipment & Supplies - 0.9%
Alcon, Inc. (a)(b)	164,000	9,403,760
Danaher Corp.	107,000	22,092,290
Hill-Rom Holdings, Inc.	92,800	8,703,712
Medtronic PLC	300,800	32,326,976
Zimmer Biomet Holdings, Inc.	23,297	3,282,081
		75,808,819
Health Care Providers & Services - 4.8%
AmerisourceBergen Corp.	235,792	22,878,898
Anthem, Inc.	146,673	41,291,383
Cardinal Health, Inc.	381,300	19,354,788
Cigna Corp.	222,776	39,513,779
CVS Health Corp.	529,000	32,861,480
DaVita HealthCare Partners, Inc. (a)	57,300	4,971,348
HCA Holdings, Inc.	398,587	54,096,228
Henry Schein, Inc. (a)	60,364	4,010,584
Humana, Inc.	20,200	8,386,434
Laboratory Corp. of America Holdings (a)	39,976	7,025,782
McKesson Corp.	267,915	41,108,878
Molina Healthcare, Inc. (a)	23,500	4,346,795
Quest Diagnostics, Inc.	199,467	22,188,709
UnitedHealth Group, Inc.	266,378	83,256,444
Universal Health Services, Inc. Class B	137,900	15,217,265
		400,508,795
Life Sciences Tools & Services - 0.1%
Avantor, Inc. (a)	153,523	3,465,014
Bio-Rad Laboratories, Inc. Class A (a)	9,700	4,933,323
		8,398,337
Pharmaceuticals - 6.8%
Bristol-Myers Squibb Co.	1,100,195	68,432,129
Elanco Animal Health, Inc. (a)	344,000	9,996,640
GlaxoSmithKline PLC sponsored ADR	123,836	4,903,906
Jazz Pharmaceuticals PLC (a)	169,500	22,779,105
Johnson & Johnson	860,466	132,004,089
Merck & Co., Inc.	1,711,126	145,907,714
Novartis AG sponsored ADR	223,884	19,267,457
Perrigo Co. PLC	56,000	2,928,800
Pfizer, Inc.	4,416,423	166,896,625
		573,116,465

TOTAL HEALTH CARE		1,353,513,539

INDUSTRIALS - 11.1%
Aerospace & Defense - 2.1%
BWX Technologies, Inc.	20,200	1,123,322
General Dynamics Corp.	231,090	34,513,292
Howmet Aerospace, Inc.	165,230	2,894,830
Huntington Ingalls Industries, Inc.	111,146	16,840,842
Lockheed Martin Corp.	116,066	45,295,917
Moog, Inc. Class A	100,300	6,047,087
Northrop Grumman Corp.	79,850	27,357,409
Raytheon Technologies Corp.	361,478	22,050,158
Spirit AeroSystems Holdings, Inc. Class A	166,500	3,423,240
Textron, Inc.	443,400	17,483,262
Vectrus, Inc. (a)	37,733	1,637,990
		178,667,349
Air Freight & Logistics - 0.7%
FedEx Corp.	59,700	13,124,448
United Parcel Service, Inc. Class B	288,855	47,262,455
		60,386,903
Airlines - 0.4%
Delta Air Lines, Inc.	430,000	13,265,500
Southwest Airlines Co.	133,574	5,019,711
United Airlines Holdings, Inc. (a)	319,300	11,494,800
		29,780,011
Building Products - 0.7%
Allegion PLC	96,000	9,925,440
Carrier Global Corp.	101,243	3,022,104
Fortune Brands Home & Security, Inc.	56,560	4,755,565
Johnson Controls International PLC	540,900	22,030,857
Masco Corp.	117,136	6,829,029
Owens Corning	145,340	9,830,798
Trane Technologies PLC	37,708	4,464,250
		60,858,043
Commercial Services & Supplies - 0.1%
Deluxe Corp.	166,100	4,717,240
Construction & Engineering - 0.1%
MasTec, Inc. (a)	170,900	7,897,289
Quanta Services, Inc.	58,702	3,008,478
		10,905,767
Electrical Equipment - 0.6%
AMETEK, Inc.	25,644	2,582,351
Eaton Corp. PLC	282,140	28,806,494
Emerson Electric Co.	243,400	16,908,998
Hubbell, Inc. Class B	22,392	3,245,049
Sensata Technologies, Inc. PLC (a)	65,493	2,727,129
		54,270,021
Industrial Conglomerates - 1.2%
3M Co.	221,942	36,180,985
Carlisle Companies, Inc.	71,151	9,317,223
Honeywell International, Inc.	346,623	57,383,438
		102,881,646
Machinery - 4.0%
AGCO Corp.	245,838	17,479,082
Allison Transmission Holdings, Inc.	270,991	9,720,447
Caterpillar, Inc.	280,283	39,887,074
Crane Co.	108,490	6,134,025
Cummins, Inc.	319,202	66,154,615
Deere & Co.	175,766	36,921,406
Dover Corp.	239,084	26,260,987
Illinois Tool Works, Inc.	33,364	6,591,058
ITT, Inc.	140,168	8,803,952
Lincoln Electric Holdings, Inc.	22,000	2,127,620
Middleby Corp. (a)	63,107	6,178,175
Oshkosh Corp.	389,223	29,974,063
Otis Worldwide Corp.	103,147	6,487,946
PACCAR, Inc.	142,549	12,236,406
Parker Hannifin Corp.	107,970	22,242,900
Pentair PLC	66,719	3,011,696
Snap-On, Inc.	22,594	3,350,012
Timken Co.	197,300	10,691,687
Trinity Industries, Inc. (b)	447,800	9,166,466
Xylem, Inc.	129,000	10,343,220
		333,762,837
Professional Services - 0.1%
Manpower, Inc.	24,300	1,781,433
Robert Half International, Inc.	47,578	2,531,150
		4,312,583
Road & Rail - 0.7%
AMERCO	8,039	2,852,961
CSX Corp.	320,500	24,505,430
Kansas City Southern	32,961	6,000,220
Knight-Swift Transportation Holdings, Inc. Class A	70,320	3,196,747
Norfolk Southern Corp.	98,841	21,006,678
Union Pacific Corp.	24,896	4,790,986
		62,353,022
Trading Companies & Distributors - 0.4%
HD Supply Holdings, Inc. (a)	384,250	15,239,355
United Rentals, Inc. (a)	54,530	9,654,537
W.W. Grainger, Inc.	22,179	8,104,872
		32,998,764

TOTAL INDUSTRIALS		935,894,186

INFORMATION TECHNOLOGY - 11.9%
Communications Equipment - 1.5%
Cisco Systems, Inc.	2,763,468	116,673,619
CommScope Holding Co., Inc. (a)	629,068	6,479,400
Juniper Networks, Inc.	136,219	3,405,475
		126,558,494
Electronic Equipment & Components - 0.5%
Arrow Electronics, Inc. (a)	221,026	17,363,803
CDW Corp.	21,800	2,477,570
Corning, Inc.	293,700	9,533,502
Jabil, Inc.	58,700	2,004,605
Vishay Intertechnology, Inc.	507,400	8,113,326
		39,492,806
IT Services - 1.4%
Amdocs Ltd.	158,620	9,712,303
Cognizant Technology Solutions Corp. Class A	215,300	14,394,958
CSG Systems International, Inc.	185,800	7,909,506
DXC Technology Co.	162,100	3,238,758
IBM Corp.	539,260	66,496,151
Leidos Holdings, Inc.	30,100	2,723,749
PayPal Holdings, Inc. (a)	56,516	11,537,176
The Western Union Co.	163,446	3,855,691
		119,868,292
Semiconductors & Semiconductor Equipment - 5.2%
Analog Devices, Inc.	94,749	11,074,263
Applied Materials, Inc.	925,484	57,009,814
Broadcom, Inc.	164,000	56,932,600
Cirrus Logic, Inc. (a)	85,700	5,192,563
Intel Corp.	3,074,911	156,666,715
KLA-Tencor Corp.	52,005	10,668,306
Lam Research Corp.	135,843	45,689,435
Microchip Technology, Inc.	133,000	14,590,100
Micron Technology, Inc. (a)	617,163	28,087,088
NXP Semiconductors NV	57,157	7,188,064
ON Semiconductor Corp. (a)	209,042	4,467,228
Qorvo, Inc. (a)	77,072	9,886,025
Qualcomm, Inc.	115,848	13,797,497
Skyworks Solutions, Inc.	39,400	5,707,090
Texas Instruments, Inc.	101,065	14,366,390
		441,323,178
Software - 2.3%
Adobe, Inc. (a)	43,821	22,497,263
ANSYS, Inc. (a)	57,000	19,323,570
CDK Global, Inc.	48,311	2,252,259
Microsoft Corp.	170,007	38,341,679
Oracle Corp.	1,892,500	108,288,850
SS&C Technologies Holdings, Inc.	83,455	5,317,753
		196,021,374
Technology Hardware, Storage & Peripherals - 1.0%
Hewlett Packard Enterprise Co.	1,230,200	11,896,034
HP, Inc.	1,909,200	37,324,860
NCR Corp. (a)	236,200	4,827,928
NetApp, Inc.	88,000	4,170,320
Seagate Technology LLC	343,000	16,460,570
Western Digital Corp.	64,091	2,462,376
Xerox Holdings Corp.	282,500	5,327,950
		82,470,038

TOTAL INFORMATION TECHNOLOGY		1,005,734,182

MATERIALS - 4.4%
Chemicals - 2.3%
Albemarle Corp. U.S.	43,700	3,977,137
Cabot Corp.	215,400	7,971,954
Celanese Corp. Class A	262,839	26,586,165
Corteva, Inc.	503,200	14,366,360
DuPont de Nemours, Inc.	148,598	8,285,824
Eastman Chemical Co.	399,867	29,234,276
FMC Corp.	90,388	9,658,862
Huntsman Corp.	826,700	17,873,254
Ingevity Corp. (a)	136,575	7,671,418
LyondellBasell Industries NV Class A	539,031	35,295,750
PPG Industries, Inc.	117,016	14,088,726
RPM International, Inc.	136,000	11,528,720
The Chemours Co. LLC	279,700	5,778,602
The Mosaic Co.	57,800	1,053,694
		193,370,742
Construction Materials - 0.3%
CRH PLC sponsored ADR	97,745	3,626,340
Martin Marietta Materials, Inc.	102,764	20,847,733
		24,474,073
Containers & Packaging - 1.1%
Amcor PLC	240,100	2,655,506
Avery Dennison Corp.	32,156	3,710,481
Ball Corp.	97,963	7,873,286
Berry Global Group, Inc. (a)	226,823	11,690,457
Crown Holdings, Inc. (a)	55,800	4,288,230
Graphic Packaging Holding Co.	532,730	7,447,565
International Paper Co.	396,735	14,389,578
Packaging Corp. of America	128,969	13,056,822
Sealed Air Corp.	61,900	2,432,670
Sonoco Products Co.	32,556	1,726,445
WestRock Co.	604,402	18,331,513
		87,602,553
Metals & Mining - 0.6%
Barrick Gold Corp.	322,924	9,574,697
Freeport-McMoRan, Inc.	577,700	9,017,897
Kinross Gold Corp. (a)	306,167	2,718,763
Newmont Corp.	63,953	4,302,758
Nucor Corp.	124,803	5,673,544
Reliance Steel & Aluminum Co.	100,964	10,588,095
Steel Dynamics, Inc.	88,800	2,621,376
Yamana Gold, Inc.	843,281	5,223,836
		49,720,966
Paper & Forest Products - 0.1%
Domtar Corp.	211,100	6,020,572
Schweitzer-Mauduit International, Inc.	165,200	5,010,516
		11,031,088

TOTAL MATERIALS		366,199,422

REAL ESTATE - 1.9%
Equity Real Estate Investment Trusts (REITs) - 1.7%
American Homes 4 Rent Class A	262,545	7,519,289
Boston Properties, Inc.	30,780	2,673,859
Brandywine Realty Trust (SBI)	614,800	6,842,724
Brixmor Property Group, Inc.	434,789	5,130,510
EastGroup Properties, Inc.	33,566	4,469,649
Equity Lifestyle Properties, Inc.	84,600	5,608,134
Federal Realty Investment Trust (SBI)	66,091	5,237,051
Hospitality Properties Trust (SBI)	461,800	3,791,378
Kimco Realty Corp.	380,681	4,564,365
Lexington Corporate Properties Trust	666,800	7,581,516
Mid-America Apartment Communities, Inc.	77,919	9,125,873
Omega Healthcare Investors, Inc.	356,200	11,031,514
Outfront Media, Inc.	196,602	3,328,472
Paramount Group, Inc.	715,000	5,291,000
Park Hotels & Resorts, Inc.	332,200	3,152,578
Piedmont Office Realty Trust, Inc. Class A	655,900	10,041,829
Public Storage	53,978	11,464,927
Rayonier, Inc.	292,715	8,570,695
Sun Communities, Inc.	38,000	5,665,040
VEREIT, Inc.	2,035,200	13,676,544
Weyerhaeuser Co.	262,006	7,941,402
		142,708,349
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	324,057	15,240,401

TOTAL REAL ESTATE		157,948,750

UTILITIES - 2.4%
Electric Utilities - 1.7%
American Electric Power Co., Inc.	405,657	31,977,941
Duke Energy Corp.	81,863	6,576,873
Edison International	211,275	11,087,712
Entergy Corp.	56,844	5,635,514
Evergy, Inc.	93,800	4,992,036
Exelon Corp.	657,000	24,249,870
FirstEnergy Corp.	107,806	3,082,174
NextEra Energy, Inc.	57,974	16,184,602
NRG Energy, Inc.	630,900	21,709,269
OGE Energy Corp.	79,636	2,537,203
Pinnacle West Capital Corp.	68,575	5,029,976
Xcel Energy, Inc.	219,323	15,237,465
		148,300,635
Independent Power and Renewable Electricity Producers - 0.3%
The AES Corp.	256,569	4,554,100
Vistra Corp.	988,741	19,013,489
		23,567,589
Multi-Utilities - 0.4%
CenterPoint Energy, Inc.	233,739	4,691,142
Public Service Enterprise Group, Inc.	560,128	29,261,087
		33,952,229

TOTAL UTILITIES		205,820,453

TOTAL COMMON STOCKS
(Cost $5,939,992,482)		7,725,101,775

Equity Funds - 6.9%
Large Blend Funds - 5.3%
Fidelity SAI U.S. Large Cap Index Fund (c)	5,240,879	99,314,652
Fidelity SAI U.S. Low Volatility Index Fund (c)	21,983,490	346,239,952

TOTAL LARGE BLEND FUNDS		445,554,604

Large Value Funds - 1.6%
Fidelity SAI U.S. Value Index Fund (c)	14,402,703	131,928,763
TOTAL EQUITY FUNDS
(Cost $467,921,550)		577,483,367

Money Market Funds - 1.6%
Fidelity Securities Lending Cash Central Fund 0.11% (d)(e)	32,867,989	32,871,276
State Street Institutional U.S. Government Money Market Fund Premier Class .04% (f)	102,615,201	102,615,201
TOTAL MONEY MARKET FUNDS
(Cost $135,486,477)		135,486,477
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $6,543,400,509)		8,438,071,619
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(13,811,644)
NET ASSETS - 100%		$8,424,259,975

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated Fund

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

 (f) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$101,173
Total	$101,173

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity SAI U.S. Large Cap Index Fund	$531,799,524	$188,165,805	$665,876,407	$--	$65,449,000	$(20,223,270)	$99,314,652
Fidelity SAI U.S. Low Volatility Index Fund	489,689,898	--	174,437,074	--	26,891,508	4,095,620	346,239,952
Fidelity SAI U.S. Value Index Fund	51,830,133	125,000,001	44,953,306	--	(2,318,758)	2,370,693	131,928,763
Total	$1,073,319,555	$313,165,806	$885,266,787	$--	$90,021,750	$(13,756,957)	$577,483,367

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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